united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 2/28

Date of reporting period: 08/31/18

Item 1. Reports to Stockholders.

WOA All Asset I
Class I shares: WOAIX

Semi-Annual Report

August 31, 2018

1-855-754-7935
Distributed by Northern Lights Distributors, LLC
Member FINRA

WOA All Asset I
PORTFOLIO REVIEW (Unaudited)
August 31, 2018

The Portfolio’s performance figures* for the periods ended August 31, 2018, as compared to its benchmark:

					Annualized
			Annualized	Annualized	Inception** -
	Six Months	One Year	Three Year	Five Year	August 31, 2018
WOA All Asset I Fund - Class I	2.35%	6.42%	7.22%	5.90%	4.88%
MSCI All Country World Index Net (USD)	2.14%	11.41%	11.85%	9.67%	10.12%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.43% for Class I shares per the June 28, 2018 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7935.

**	Inception date is April 24, 2012.

The MSCI All Country World Index Net (USD) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 44 country indexes comprising 23 developed and 21 emerging market country indexes.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class	% of Net Assets
Equity Funds - ETFs	48.7%
Debt Funds - ETFs	47.0%
Mutual Fund - Debt Fund	3.6%
Money Market Fund	0.8%
Liabilities In Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed listing of the Fund’s holdings.

WOA All Asset I
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 95.7%
	DEBT FUNDS - 47.0%
230,882	iShares 1-3 Year Treasury Bond ETF	$19,241,706
272,608	iShares 7-10 Year Treasury Bond ETF	27,972,307
1,363,127	Vanguard Total International Bond ETF	74,590,309
		121,804,322
	EQUITY FUNDS - 48.7%
43,200	iShares Latin America 40 ETF	1,303,776
125,372	iShares MSCI Australia ETF	2,819,616
133,642	iShares MSCI Canada ETF	3,848,890
29,916	iShares MSCI Emerging Markets ETF	1,291,474
153,511	iShares MSCI France ETF	4,761,911
153,320	iShares MSCI Germany ETF	4,634,864
36,945	iShares MSCI Italy ETF	1,001,209
176,781	iShares MSCI Japan ETF	10,292,190
53,149	iShares MSCI Netherlands ETF	1,649,745
4,712	iShares MSCI New Zealand ETF	231,124
44,124	iShares MSCI Spain ETF	1,311,365
67,014	iShares MSCI Sweden ETF	2,135,736
161,143	iShares MSCI Switzerland ETF	5,602,942
206,743	iShares MSCI United Kingdom ETF	6,940,363
75,100	SPDR S&P Emerging Asia Pacific ETF	7,478,458
185,632	Vanguard S&P 500 ETF	49,511,767
128,378	Vanguard Small-Cap ETF	21,267,099
		126,082,529

	TOTAL EXCHANGE TRADED FUNDS (Cost $223,985,528)	247,886,851

	MUTUAL FUND - 3.6%
	DEBT FUND - 3.6%
282,087	Vanguard Total International Bond Index Fund - Institutional Shares (Cost $9,043,925)	9,243,983

	SHORT-TERM INVESTMENT - 0.8%
	MONEY MARKET FUND - 0.8%
2,189,753	Fidelity Institutional Money Market Fund - Government Portfolio, to yield 1.58% + (Cost $2,189,753)	2,189,753

	TOTAL INVESTMENTS - 100.1% (Cost $235,219,206)	$259,320,587
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(307,701)
	NET ASSETS - 100.0%	$259,012,886

+	Money market fund; interest rate reflects seven-day effective yield on August 31, 2018.

See accompanying notes to financial statements.

WOA All Asset 1
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2018

ASSETS
Investment in securities at value (identified cost $235,219,206)	$259,320,587
Receivable for securities sold	30,737,760
Receivable for fund shares sold	1,348,980
Dividends and interest receivable	12,840
Prepaid expenses and other assets	27,229
TOTAL ASSETS	291,447,396

LIABILITIES
Payable for investments purchased	30,987,056
Payable for Fund shares repurchased	1,205,706
Investment advisory fees payable	219,360
Distribution (12b-1) fees payable	6,581
Payable to related parties	5,854
Accrued expenses and other liabilities	9,953
TOTAL LIABILITIES	32,434,510
NET ASSETS	$259,012,886

Net Assets Consist Of:
Paid in capital	$231,971,519
Undistributed net investment income	1,277,398
Accumulated net realized gain from security transactions	1,662,588
Net unrealized appreciation of investments	24,101,381
NET ASSETS	$259,012,886

Net Asset Value Per Share:
Class I Shares:
Net Assets	$259,012,886
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	21,267,618
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.18

See accompanying notes to financial statements.

WOA All Asset 1
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2018

INVESTMENT INCOME
Dividends	$2,283,765
Interest	34,075
TOTAL INVESTMENT INCOME	2,317,840

EXPENSES
Investment advisory fees	1,248,386
Distribution (12b-1) fees:
Class I	37,452
Administrative services fees	71,190
Accounting services fees	20,557
Legal fees	12,704
Custodian fees	12,202
Compliance officer fees	11,776
Registration fees	10,528
Transfer agent fees	8,582
Trustees fees and expenses	8,562
Audit fees	7,873
Printing and postage expenses	5,904
Insurance expense	5,639
Shareholder servicing fees	2,655
Other expenses	1,019
TOTAL EXPENSES	1,465,029

NET INVESTMENT INCOME	852,811

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from security transactions	1,558,645
Net change in unrealized appreciation on Investments	3,401,110

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,959,755

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,812,566

See accompanying notes to financial statements.

WOA All Asset 1
STATEMENTS OF CHANGES IN NET ASSETS

	For The
	Six Months Ended	For The
	August 31, 2018	Year Ended
	(Unaudited)	February 28, 2018
FROM OPERATIONS
Net investment income	$852,811	$1,571,063
Net realized gain from security transactions	1,558,645	5,462,888
Net change in unrealized appreciation of investments	3,401,110	12,822,189
Net increase in net assets resulting from operations	5,812,566	19,856,140

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I	—	(3,967,071)
From net investment income:
Class I	—	(1,132,392)
Net decrease in net assets resulting from distributions to shareholders	—	(5,099,463)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	36,237,125	78,936,162
Net asset value of shares issued in reinvestment of distributions:
Class I	—	513,292
Payments for shares redeemed:
Class I	(15,203,987)	(11,300,730)
Net increase in net assets resulting from shares of beneficial interest	21,033,138	68,148,724

TOTAL INCREASE IN NET ASSETS	26,845,704	82,905,401

NET ASSETS
Beginning of Period	232,167,182	149,261,781
End of Period*	$259,012,886	$232,167,182
* Includes undistributed net investment income of:	$1,277,398	$424,587

SHARE ACTIVITY
Class I:
Shares sold	3,023,271	6,771,841
Shares reinvested	—	43,098
Shares redeemed	(1,259,132)	(968,259)
Net increase in shares of beneficial interest outstanding	1,764,139	5,846,680

See accompanying notes to financial statements.

WOA All Asset 1
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The
	Six Months Ended		For The	For The	For The	For The	For The
	August 31, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015	February 28, 2014
Net asset value, beginning of period	$11.90		$10.93	$9.67	$10.84	$11.05	$10.30
Activity from investment operations:
Net investment income (1)(4)	0.04		0.09	0.09	0.08	0.13	0.06
Net realized and unrealized gain (loss) on investments	0.24		1.15	1.25	(1.17)	0.08	0.92
Total from investment operations	0.28		1.24	1.34	(1.09)	0.21	0.98
Less distributions from:
Net investment income	—		(0.06)	(0.08)	(0.08)	(0.19)	(0.11)
Net realized gains	—		(0.21)	—	—	(0.23)	(0.12)
Total distributions	—		(0.27)	(0.08)	(0.08)	(0.42)	(0.23)
Net asset value, end of period	$12.18		$11.90	$10.93	$9.67	$10.84	$11.05
Total return (2)	2.35	% (5)	11.39%	13.87%	(10.06)%	1.95%	9.63%
Net assets, at end of period (000s)	$259,013		$232,167	$149,262	$121,707	$120,366	$95,751
Ratio of net expenses to average net assets (3)	1.17	% (6)	1.21%	1.25%	1.27%	1.26%	1.36%
Ratio of net investment income to average net assets (3)(4)	0.68	% (6)	0.80%	0.83%	0.80%	1.20%	0.57%
Portfolio Turnover Rate	52	% (5)	75%	162%	176%	339%	230%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2018

1.	ORGANIZATION

The WOA All Asset I Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Fund seeks maximum total returns, which consists of capital appreciation and current income. The Fund commenced operations on April 24, 2012.

The Fund currently offers one class of shares, the Class I shares. Class I shares are offered at net asset value without an initial sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2018

as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2018

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$247,886,851	$—	$—	$247,886,851
Mutual Fund	9,243,983	—	—	9,243,983
Short-Term Investment	2,189,753	—	—	2,189,753
Total	$259,320,587	$—	$—	$259,320,587

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2018

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s 2016 - 2018 tax returns or expected to be taken in the Fund’s 2019 tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal and Nebraska, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2018

of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $154,079,716 and $126,791,737 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Water Oak Advisors, LLC (the “Fund Manager”) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets. For the six months ended August 31, 2018, the Fund incurred $1,248,386 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50%.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2018

As of August 31, 2018, there were no previously waived fees or reimbursed expenses available for recapture.

Distributor – The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class I shares. Currently, the Fund’s Class I shares annual rate is calculated at 0.03% of the average daily net assets. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six month ended August 31, 2018, the Fund incurred distribution fees of $37,452 for Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	February 28, 2018	February 28, 2017
Ordinary Income	$4,482,406	$1,009,950
Long-Term Capital Gain	740,096	—
	$5,222,502	$1,009,950

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains.

WOA All Asset I
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2018

The WOA All Asset I fund utilized equalization in the amount of $123,039 which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended February 28, 2018. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of February 28, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$912,349	$—	$—	$—	$—	$20,316,452	$21,228,801

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss on investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the reclass of Fund distributions due to Equalization resulted in reclassifications for the Fund for the fiscal year ended February 28, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$123,039	$(31,599)	$(91,440)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$235,603,026	$23,846,848	$(129,287)	$23,717,561

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

WOA All Asset I
EXPENSE EXAMPLES (Unaudited)
August 31, 2018

As a shareholder of WOA All Asset I, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2018 through August 31, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During Period*	During Period**
	3/1/18	8/31/18	3/1/18– 8/31/18	3/1/18– 8/31/18
Actual - Class I	$1,000.00	$1,023.50	$5.97	1.17%

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During Period*	During Period**
	3/1/18	8/31/18	3/1/18– 8/31/18	3/1/18– 8/31/18
Hypothetical - Class I	$1,000.00	$1,019.31	$5.96	1.17%
(5% return before expenses)

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

WOA All Asset I
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2018

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 23-24, 2018, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of WOA All Asset I (“WOA All Asset”) and Water Oak Advisors, LLC (“Water Oak”) (the “WOA Advisory Agreement”).

Based on their evaluation of the information provided by Water Oak, in conjunction with the WOA All Asset’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the WOA Advisory Agreement with respect to WOA All Asset.

In advance of the Meeting, the Board requested and received materials to assist them in considering the WOA Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the WOA Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the WOA Advisory Agreement and comparative information relating to the advisory fee and other expenses of WOA All Asset. The materials also included due diligence materials relating to Water Oak (including due diligence questionnaires completed by Water Oak, select financial information of Water Oak, bibliographic information regarding Water Oak’s key management and investment advisory personnel, and comparative fee information relating to WOA All Asset) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the WOA Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the WOA Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the WOA Advisory Agreement. In considering the renewal of the WOA Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Water Oak related to the proposed renewal of the WOA Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed, and a review of the professional personnel performing services for Water Oak, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of Water Oaks research capabilities, the quality of Water Oak’s compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of Water Oak with respect to a series of important questions, including: whether Water Oak was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of WOA All Asset; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with

WOA All Asset I
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2018

WOA All Asset’s investment limitations, discussed compliance procedures with WOA All Asset’s CCO and noted that the CCO of Water Oak would continually review the portfolio managers’ performance of their duties to ensure compliance under Water Oak’s compliance program. The Board then reviewed the capitalization of Water Oak based on financial information provided by and representations made by Water Oak and concluded that Water Oak was sufficiently well-capitalized, or its principals had the ability to make additional contributions in order to meet its obligations to WOA All Asset. The Board noted that WOA All Asset was used only for Water Oaks’ internal clients and that Water Oak used third party research signals received monthly to assist in implementing the WOA All Asset’s investment objectives. Additionally, the Board noted that Water Oak continues to question the direction of WOA All Asset to ensure that WOA All Asset continues to meet the objectives of its shareholders. The Board concluded that Water Oak had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the WOA Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Water Oak to WOA All Asset were satisfactory.

Performance. The Board discussed the reports prepared by Morningstar and reviewed the performance of WOA All Asset as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods as of December 31, 2017 noting that WOA All Asset slightly underperformed its peer group median but outperformed its Morningstar category median for the one year period. The Board also noted that WOA All Asset outperformed its peer group and Morningstar category for the three year period yet underperformed both its peer group and Morningstar category for the five year and since inception periods. The Board discussed the underperformance of WOA All Asset versus its benchmark, the MSCI ACWI NR USD Index, for the one, three, five and since inception periods noting that WOA All Asset had changed investment strategies and its benchmark on September 1, 2013. While WOA All Asset underperformed its benchmark for all periods ended December 31, 2017, the Board concluded that recent performance was acceptable and that the new strategy was expected to benefit WOA All Asset and its shareholders in the long-term. The Board noted that WOA All Asset may have performed better had it not been so heavily invested in cash and fixed income versus its peer group and Morningstar category funds. After discussion, the Board concluded that past performance was satisfactory and in-line with its investment objective.

Fees and Expenses. As to the costs of the services to be provided by Water Oak, the Board reviewed and discussed WOA All Asset’s advisory fee and total operating expenses as compared to its peer group and Morningstar category as presented in the Morningstar Reports. The Board noted that the 1.00% advisory fee for WOA All Asset was the same as the peer group median of 1.00% and similar to the Morningstar category median of 0.99% for the tactical allocation category. The Board reviewed the contractual expense limitation arrangements for WOA All Asset, and noted Water Oak’s commitment to waive or limit its advisory fee and/or reimburse expenses at least until June 30, 2019 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.50% of WOA All Asset’s average net assets and found such arrangements to be in line with its peers. The Board concluded that based on Water Oak’s experience, expertise and services to WOA All Asset, the advisory fee charged by Water Oak was not unreasonable.

Profitability. The Board also considered the level of profit that could be expected to accrue to Water Oak with respect to WOA All Asset based on the profitability report and analysis reviewed by the Board and the selected financial information of Water Oak provided by Water Oak. After review and discussion, the Board concluded that based on the services provided by Water Oak and the current assets of WOA All Asset, that the profit from Water Oak’s relationship with WOA All Asset was not excessive.

WOA All Asset I
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2018

Economies of Scale. As to the extent to which WOA All Asset would realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of its shareholders, the Board discussed the current size of WOA All Asset, Water Oak’s expectations for growth of WOA All Asset, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the WOA Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Water Oak as the Trustees believed to be reasonably necessary to evaluate the terms of the WOA Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the WOA Advisory Agreement, (a) the terms of the WOA Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the WOA Advisory Agreement is in the best interests of WOA All Asset and its shareholders. In considering the renewal of the WOA Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the WOA Advisory Agreement was in the best interest of WOA All Asset and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the WOA Advisory Agreement.

Privacy Policy

Rev. July 2018

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    NorthStar EYBA, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

●    FTJ Fundchoice, LLC

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7935.

INVESTMENT ADVISOR
Water Oak Advisors, LLC
145 Lincoln Avenue, Suite A
Winter Park, Florida 32789

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/8/18

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 11/8/18